Segment reporting - Non-current assets excluding financial instruments and deferred taxes by geography (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Property and equipment	$ 863	$ 786		$ 1,352
Right-of-use assets	1,489	1,462	$ 2,281	2,050	$ 1,044
Intangible assets	10,763	12,977		266
Goodwill	1,836	1,836		1,501
Long-term deferred platform commission fees	83,197	94,682		$ 116,533
Loans receivable - non-current		3,317
Non-current assets	98,148	115,060
Cyprus
Segment reporting
Property and equipment	705	672
Right-of-use assets	1,126	1,298
Intangible assets	10,732	12,959
Goodwill	1,836	1,836
Long-term deferred platform commission fees	83,197	94,682
Loans receivable - non-current		3,317
Non-current assets	97,596	114,764
Armenia
Segment reporting
Property and equipment	94	67
Right-of-use assets	363	164
Intangible assets	25	17
Non-current assets	482	248
Kazakhstan
Segment reporting
Property and equipment	63	46
Intangible assets	6	1
Non-current assets	69	47
Spain
Segment reporting
Property and equipment	1	1
Non-current assets	$ 1	$ 1